SHORT-TERM BORROWINGS - Movement in Borrowing Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2021 USD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 2,200,000,000
Net (repayment of) proceeds received from short-term borrowings	707,000,000		$ 971,000,000
Loss (gain) on foreign exchange	(127,000,000)		(10,000,000)
Short-term borrowings, ending balance	2,985,000,000		2,200,000,000
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 893,000,000	$ 704	$ 571,000,000	$ 449
Exchange rate on short-term borrowings | $ / $	1.268	1.268	1.272	1.272
Net (repayment of) proceeds received from short-term borrowings	$ (756,000,000)	$ (558)	$ 321,000,000	$ 254
Exchange rate on (repayment of) proceeds received from short-term borrowings, net | $ / $	1.355	1.355	1.264	1.264
Discount on issuance	$ 15,000,000	$ 12	$ 2,000,000	$ 1
Exchange rate on discounts on issuance of short-term borrowings | $ / $	1.250	1.250
Loss (gain) on foreign exchange	$ (62,000,000)		1,000,000
Short-term borrowings, ending balance	$ 214,000,000	$ 158	$ 893,000,000	$ 704
Exchange rate on short-term borrowings | $ / $	1.354	1.354	1.268	1.268
Non-revolving credit facility borrowings
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 507,000,000		$ 0
Net (repayment of) proceeds received from short-term borrowings	(137,000,000)		500,000,000
Loss (gain) on foreign exchange	1,000,000		7,000,000
Short-term borrowings, ending balance	$ 371,000,000		$ 507,000,000